Revolving Line of Credit (Details) - Schedule of Revolving Line of Credit - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revolving Line of Credit [Abstract]
Revolving loan					$ 4,330,540
Less: debt discounts	$ (2,929,336)	$ (772,561)	$ (6,604,925)	$ (1,185,211)	(683,029)
Total revolving line of credit, net					3,647,511
Current portion of revolving line of credit
Revolving line of credit, net of current portion					$ 3,647,511